UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.6%
City of Birmingham Alabama, GO, CAB, Series A, 5.05%, 3/01/43 (a)	$1,940	$1,631,501
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	3,605	4,046,577

		5,678,078
Alaska — 1.9%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	2,000	2,131,180
Alaska Housing Finance Corp., Refunding RB, Series A, 4.13%, 12/01/37	1,045	982,572
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	2,690	2,830,794
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	11,821,096

		17,765,642
Arizona — 0.5%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F, Series A-2, AMT (Fannie Mae), 5.80%, 7/01/40	365	376,151
State of Arizona, COP, Department of Administration, Series A (AGM), 5.00%, 10/01/27	3,725	3,966,864

		4,343,015
California — 14.7%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.40%, 10/01/24	10,000	10,714,000
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,723,151
Sutter Health, Series A, 5.00%, 8/15/52	3,885	3,749,413
Sutter Health, Series B, 5.88%, 8/15/31	3,200	3,641,280
California Health Facilities Financing Authority, Refunding RB, St. Joseph’s Health System, Series A, 5.00%, 7/01/37	2,965	2,998,801
California HFA, RB, S/F, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	2,250	2,312,393
California State Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	1,940	1,957,150
California State University, RB, Systemwide, Series A, 5.50%, 11/01/39	1,525	1,663,440
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	4,030	4,060,104
St. Joseph Health System, Series E (AGM), 5.25%, 7/01/47	4,000	4,055,640
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	2,010,105
City of San Jose California, Refunding ARB, AMT:
Series A (AMBAC), 5.50%, 3/01/32	11,965	12,826,121
Series A-1, 5.75%, 3/01/34	2,300	2,437,931
Coast Community College District, GO, Election of 2002, Series C (AGM), 5.47%, 8/01/33 (b)	8,100	2,790,774
County of Sacramento California, ARB, Senior Series A, 5.00%, 7/01/41	12,500	12,630,500
County of San Joaquin Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	1,830	2,101,316
Dublin Unified School District California, GO, CAB, Election of 2004, Series D, 5.94%, 8/01/34 (b)	5,000	1,485,500
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/14 (c)	5,800	6,031,710
Grossmont Union High School District, GO, CAB, Election of 2004, 5.27%, 8/01/31 (b)	5,110	2,029,692
Long Beach Unified School District, GO, Election of 2008, Series B, 5.58%, 8/01/34 (b)	5,000	1,595,900

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	$1,200	$1,265,988
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 5.56%, 8/01/43 (a)	3,975	1,892,537
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 5.83%, 8/01/38 (b)	7,620	1,837,639
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,628,300
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B (b):
5.68%, 8/01/35	7,820	2,312,921
5.76%, 8/01/36	10,000	2,747,500
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C (b):
5.54%, 8/01/37	8,000	2,184,960
5.59%, 8/01/38	12,940	3,306,170
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,165	2,301,698
San Diego Unified School District California, GO, Refunding, CAB, Series R-1, 5.08%, 7/01/31 (b)	3,485	1,436,517
San Francisco Bay Area Rapid Transit District, RB, Sales Tax Revenue (AGM), 5.00%, 7/01/14 (c)	10,000	10,322,300
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	1,800	1,896,732
5.00%, 8/01/38	1,600	1,662,352
State of California, GO, Refunding, Various Purpose:
5.00%, 2/01/38	4,000	4,111,280
5.00%, 9/01/41	2,700	2,759,508
5.00%, 10/01/41	2,555	2,611,874
State of California, GO:
Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,157
Various Purpose, 5.50%, 3/01/40	1,020	1,105,384
Various Purposes, 5.00%, 4/01/42	2,000	2,045,420
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 5.76%, 8/01/36 (b)	6,545	1,798,631
West Valley-Mission Community College District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/30	3,600	3,831,084

		136,883,873
Florida — 12.0%
City of Jacksonville Florida Transportation, Refunding RB, Series A, 5.00%, 10/01/30	770	818,341
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/33	13,100	13,912,986
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	2,250	2,432,385
County of Collier Florida School Board, COP (AGM), 5.00%, 2/15/23	5,000	5,414,600
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	2,600	2,837,016
5.38%, 10/01/32	3,440	3,527,686
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	6,931,980
Series B-1, 5.75%, 7/01/33	3,700	4,096,529
County of Miami-Dade Florida, RB:
Seaport, Series A, 6.00%, 10/01/38	5,695	6,233,690
Seaport, Series B, AMT, 6.00%, 10/01/30	1,820	1,947,618
Seaport, Series B, AMT, 6.25%, 10/01/38	1,165	1,244,814
Seaport, Series B, AMT, 6.00%, 10/01/42	1,865	1,947,041
Transit System Sales Surtax (AGM), 5.00%, 7/01/35	2,800	2,878,540
County of Miami-Dade Florida, Refunding RB:
Subordinate Special Obligation, Series B, 5.00%, 10/01/37	2,940	3,005,680
Water & Sewer System, Series C, 6.00%, 10/01/23	20,095	23,872,860

2	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A (AGM), AMT, 5.50%, 10/01/41	$19,020	$20,145,223
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	3,100	3,231,502
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,258,240
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,750	1,973,703

		111,710,434
Georgia — 1.8%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B (AGM), 5.25%, 1/01/33	10,000	10,222,700
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	6,450	6,752,118

		16,974,818
Illinois — 19.8%
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien:
Series A, 5.75%, 1/01/39	9,000	9,374,220
Series B-2, AMT (NPFGC), 5.25%, 1/01/27	10,000	10,045,100
Series B-2, AMT (NPFGC), 6.00%, 1/01/27	26,230	26,406,528
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC) (b):
6.28%, 1/01/29	4,000	1,565,920
6.59%, 1/01/33	7,950	2,294,370
City of Chicago Illinois, GO, Refunding, Series A (AGC), 5.25%, 1/01/24	11,000	11,305,360
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, Third Lien, Series C-2, AMT (AGM), 5.25%, 1/01/30	16,400	16,411,316
City of Chicago Illinois, Refunding RB, Waterworks, Second Lien, Series A (AMBAC), 5.00%, 11/01/36	3,500	3,501,925
City of Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	6,470	6,381,490
City of Chicago Illinois Park District, GO, Harbor Facilities, Series C:
5.25%, 1/01/37	4,000	4,044,920
5.25%, 1/01/40	1,505	1,528,222
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	1,620	1,661,747
Cook County Community College District No. 508, GO, 5.13%, 12/01/38	3,250	3,271,483
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	775	797,374
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	890	918,258
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	8,700	9,277,680
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	5,882,100
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	17,935	17,992,213
5.25%, 2/01/35	15,000	15,486,150
Illinois State Toll Highway Authority, RB, Series B:
5.50%, 1/01/33	4,000	4,326,800
(BHAC), 5.50%, 1/01/33	2,000	2,173,140
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Explosion Project, Series A (NPFGC) (b):
5.11%, 12/15/26	9,600	4,953,504
5.88%, 6/15/32	14,000	4,758,180
5.94%, 12/15/34	41,880	12,163,208
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 6.05%, 6/15/44 (b)	9,430	1,520,022
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	1,700	1,822,740

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	$1,000	$1,209,470
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	2,235	2,281,868
5.50%, 7/01/38	1,200	1,204,368

		184,559,676
Indiana — 3.4%
City of Indianapolis Indiana, Refunding RB, Series B (AGC), 5.25%, 8/15/27	5,000	5,276,600
Indiana Finance Authority, RB:
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/40	2,425	2,208,981
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	1,400	1,249,388
Wastewater Utility, CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	2,900	3,002,370
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	3,850	3,897,355
Series B, 5.75%, 1/01/34	1,050	1,059,723
Series B, 6.00%, 1/01/39	5,000	5,553,400
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 1/01/38	2,900	3,090,008
(AGC), 5.25%, 1/01/29	1,350	1,435,766
(AGC), 5.50%, 1/01/38	4,250	4,481,752

		31,255,343
Iowa — 3.2%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	12,650	13,485,659
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	4,100	4,225,993
5.70%, 12/01/27	4,100	4,201,065
5.75%, 12/01/28	2,170	2,226,246
5.80%, 12/01/29	2,770	2,829,084
5.85%, 12/01/30	2,865	2,923,962

		29,892,009
Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40 (d)	1,000	1,009,650
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,383,560
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.25%, 5/15/14 (c)	5,000	5,187,050

		10,580,260
Louisiana — 1.5%
City of New Orleans Louisiana Aviation Board, RB, New Orleans Aviation, Series A, AMT (AGM), 5.25%, 1/01/32	6,405	6,461,684
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A:
5.00%, 2/01/43	3,885	3,927,735
4.00%, 2/01/48	3,885	3,286,710

		13,676,129
Massachusetts — 1.6%
Massachusetts HFA, RB, Series B, 7.00%, 12/01/38	3,150	3,408,993
Massachusetts HFA, Refunding, HRB, Series C, AMT, 5.35%, 12/01/42	3,100	3,098,326
Massachusetts Port Authority, Refunding RB, BOSFUEL Project, AMT (NPFGC), 5.00%, 7/01/38	5,175	5,088,215
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	3,495	3,676,321

		15,271,855
Michigan — 9.1%
City of Detroit Michigan, RB, Water Supply System, Second Lien, Series B (AGM)
6.25%, 7/01/36	1,075	1,090,007
7.00%, 7/01/36	500	524,175

4	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Detroit Michigan, Refunding RB:
Sewage Disposal System, Senior Lien, Series B (AGM), 7.50%, 7/01/33	$1,000	$1,073,520
Sewage Disposal System, Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,500	1,584,015
Water Supply System, Second Lien, Series D (NPFGC), 5.00%, 7/01/33	5,000	4,539,400
Water Supply System, Senior Lien, Series D (AGM), 5.00%, 7/01/23	5,000	4,876,250
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	3,185	3,414,989
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	16,100	16,029,482
Michigan State Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/38	3,125	3,540,250
Series I (AGC), 5.25%, 10/15/24	1,750	1,959,405
Series I (AGC), 5.25%, 10/15/25	3,250	3,558,685
Series I-A, 5.38%, 10/15/36	2,075	2,162,129
Series I-A, 5.38%, 10/15/41	1,900	1,938,133
Series II-A (AGM), 5.25%, 10/15/36	8,040	8,303,551
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	2,530	2,607,241
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A, AMT, 5.50%, 6/01/30	2,500	2,500,300
State of Michigan, RB, GAB (AGM):
5.25%, 9/15/22	10,000	11,180,500
5.25%, 9/15/26	6,650	7,273,238
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	5,298,450
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	1,080	1,091,016

		84,544,736
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	6,304,265
Nebraska — 0.3%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	2,825	2,905,258
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,460,240
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	5,170	5,345,522
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	17,750	18,061,867

		25,867,629
New Jersey — 5.3%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/14 (c)	4,000	4,139,000
New Jersey EDA, Refunding RB, School Facilities Construction:
Series N-1 (AMBAC), 5.50%, 9/01/24	6,500	7,769,190
Series N-1 (NPFGC), 5.50%, 9/01/28	1,685	1,951,247
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	1,250	1,313,825
5.50%, 12/01/26	1,800	1,880,856
5.75%, 12/01/28	200	212,460
5.88%, 12/01/33	6,895	7,205,551
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	3,360	3,058,138
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 5.65%, 12/15/35 (b)	18,525	5,400,778
CAB, Transportation System, Series C (AGC)(AMBAC), 4.50%, 12/15/25 (b)	10,000	5,832,800
Transportation Program, Series AA, 5.25%, 6/15/33	4,150	4,417,384
Transportation System, Series A (NPFGC), 5.75%, 6/15/25	4,000	4,825,400

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Rutgers—The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$1,200	$1,261,128

		49,267,757
New York — 5.3%
City of New York New York, GO, Series J, 5.25%, 5/15/14 (c)	10,000	10,274,800
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,920	2,033,856
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	8,053,662
Future Tax Secured, Series C, 5.50%, 11/01/35	1,820	2,001,563
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	3,250	3,442,888
Port Authority of New York & New Jersey, RB, Consolidated, 37th Series, AMT (AGM), 5.13%, 7/15/30	19,500	19,799,910
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 172nd Series, AMT, 4.50%, 4/01/37	3,970	3,841,412

		49,448,091
North Carolina — 0.2%
North Carolina Medical Care Commission, RB, Health Care Facilities, Novant Health Obligated Group, Series A, 4.75%, 11/01/43	2,075	1,994,822
Ohio — 2.2%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	3,000	3,398,760
County of Montgomery Ohio, RB, Catholic Health Initiatives, Series D-2, 5.45%, 10/01/38 (d)	11,135	11,341,554
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	970	989,313
Ohio State Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/32	1,950	2,085,876
5.25%, 2/15/33	2,730	2,909,470

		20,724,973
Pennsylvania — 3.4%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	4,075	4,111,634
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	15,600	16,152,864
Series C, 5.50%, 12/01/33	1,565	1,706,586
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,383,241
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	2,575	2,896,592

		31,250,917
South Carolina — 1.1%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	3,600	3,989,412
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	5,870	6,014,637

		10,004,049
Tennessee — 0.1%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	485	520,662
Texas — 14.1%
City of Houston Texas, Refunding RB, Series A (AGM), 5.00%, 11/15/36	10,000	10,520,500
City of Houston Texas Utility System, Refunding RB, Combined First Lien, Series A (AGC):
6.00%, 11/15/35	5,700	6,479,817
5.38%, 11/15/38	3,650	3,895,207
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	1,450	1,518,803

6	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Hospital District, Refunding RB, Senior Lien, Series A (NPFGC), 5.25%, 2/15/37	$4,055	$4,154,185
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Childrens Medical Center, 5.25%, 12/01/39	2,095	2,164,491
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/34	10,000	11,629,800
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	5,500	5,272,850
Dallas-Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	2,745	2,884,501
Grand Prairie ISD, GO, Refunding, 5.75%, 8/15/28 (b)	10,000	4,327,300
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	10,207,000
Midland County Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 5.01%, 9/15/36 (b)	5,810	1,871,633
North Texas Tollway Authority, Refunding RB:
First Tier System, Series B (NPFGC), 5.75%, 1/01/40	10,000	10,810,900
First Tier, Series A, 6.00%, 1/01/28	6,275	7,092,507
System, Series A (NPFGC), 5.13%, 1/01/28	20,000	21,082,800
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project:
4.00%, 9/15/42	4,400	3,779,248
CAB, 4.93%, 9/15/35 (b)	7,160	2,465,475
CAB, 4.99%, 9/15/36 (b)	12,195	3,952,278
CAB, 5.04%, 9/15/37 (b)	8,730	2,660,118
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/28	400	396,212
5.00%, 12/15/31	1,665	1,620,411
5.00%, 12/15/32	2,165	2,094,962
Texas State Turnpike Authority, RB, CAB (AMBAC), 6.05%, 8/15/31 (b)	20,265	7,019,188
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A, 5.00%, 8/15/41	3,750	3,721,875

		131,622,061
Utah — 1.8%
Utah Transit Authority, Refunding RB, CAB (b):
Sub-Series A (AGC), 3.60%, 6/15/20	10,000	7,894,700
Sub-Series A (NPFGC), 4.46%, 6/15/24	13,930	8,720,737

		16,615,437
Vermont — 0.1%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (e)	1,410	1,435,084
Washington — 3.3%
Port of Seattle, Refunding RB, Series B (NPFGC), 5.20%, 7/01/29	20,565	20,580,013
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 8/15/44	1,000	999,920
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	2,801,000
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	6,065,010

		30,445,943
Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Care Group, 5.00%, 11/15/33	3,745	3,913,450
Total Municipal Bonds — 112.3%		1,045,456,266

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 1.6%
Arizona School Facilities Board, COP (AGC), 5.13%, 9/01/21 (g)	10,000	11,121,800

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013	7

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Arizona (concluded)
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	$3,500	$3,666,040

		14,787,840
California — 11.6%
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33 (g)	7,996	8,294,724
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	21,981	22,603,587
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	20,703,400
County of Alameda California Joint Powers Authority, Refunding LRB (AGM), 5.00%, 12/01/34	6,990	7,211,443
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	10,780	11,359,317
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	9,370	9,961,341
Foothill-De Anza Community College District, GO, Refunding, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,822,500
Las Virgenes Unified School District California, GO, Series A (AGM), 5.00%, 8/01/31	10,000	10,593,794
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	5,248	6,043,517
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,167,580
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,489,746

		108,250,949
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (g)	2,469	2,704,488
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,019	5,236,101
District of Columbia — 2.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (g)	2,595	2,909,272
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (g)	4,279	4,787,497
Metropolitan Washington Airports Authority, RB, Series B, AMT, 5.00%, 10/01/32	10,000	10,159,400
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	6,880	7,181,481

		25,037,650
Florida — 6.8%
City of Tallahassee Florida, RB, Energy System (NPFGC), 5.00%, 10/01/32 (g)	3,300	3,431,472
County of Highlands Florida Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/16 (e)	5,400	5,475,438
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,840	4,914,536
County of Miami-Dade Florida Transit System, RB (Syncora), 5.00%, 7/01/31	19,800	20,749,608
County of Miami-Dade Florida Water & Sewer System, RB (AGM), 5.00%, 10/01/39	11,702	12,017,611
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	12,013	12,872,244
State of Florida Board of Education, GO, Refunding, Series D, 5.00%, 6/01/37 (g)	3,299	3,477,392

		62,938,301
Georgia — 1.1%
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Third Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	10,396,096

8	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Hawaii — 1.1%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/14 (c)	$9,830	$10,146,231
Illinois — 2.9%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	4,000	3,842,520
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.00%, 1/01/41	2,190	2,236,976
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	10,000	11,035,900
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	5,836	5,848,094
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	720	722,462
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (g)	3,499	3,620,799

		27,306,751
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,639,216
Louisiana — 1.1%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	10,000	10,470,800
Nevada — 0.6%
County of Clark Nevada Water Reclamation District, GO, Series B:
Limited Tax, 5.75%, 7/01/34	4,813	5,470,219
5.50%, 7/01/29	510	584,533

		6,054,752
New Jersey — 1.9%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,185,600
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (g)	4,961	5,214,997

		17,400,597
New York — 6.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System Second General Resolution:
Series CC, 5.00%, 6/15/47	15,520	16,116,123
Series DD, 5.00%, 6/15/37	17,567	18,354,070
New York State Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 3/15/43	14,280	14,864,766
Port Authority of New York & New Jersey, Refunding RB, Construction, 143rd Series, AMT, 5.00%, 10/01/30	5,180	5,317,270
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (g)	4,500	4,878,810

		59,531,039
North Carolina — 0.9%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	8,534	8,623,898
Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	4,990	5,011,856
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	1,520	1,617,356

		6,629,212
South Carolina — 0.4%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	3,686	3,790,777
Texas — 5.3%
County of Tarrant Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	1,799	1,807,970
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37 (g)	8,868	8,508,999
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	13,633,065
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/33	10,000	10,666,200

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013	9

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Texas (concluded)
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (g)	$3,500	$3,753,505
Texas State University Systems, Refunding RB, 5.25%, 3/15/26	10,000	11,341,700

		49,711,439
Virginia — 0.5%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,944	4,228,743
Washington — 3.7%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/34	16,770	18,003,937
County of King Washington, RB (AGM), 5.00%, 1/01/37	15,785	16,631,970

		34,635,907
Wisconsin — 2.9%
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	14,780	16,515,024
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc.:
Series A, 5.00%, 4/01/42	2,490	2,471,226
Series C, 5.25%, 4/01/39 (g)	7,459	7,656,171

		26,642,421
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 53.8%		501,163,208
Total Long-Term Investments (Cost — $1,489,909,813) — 166.1%		1,546,619,474

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (h)(i)	7,589,679	7,589,679
Total Short-Term Securities (Cost — $7,589,679) — 0.8%		7,589,679
Total Investments (Cost — $1,497,499,492*) — 166.9%		1,554,209,153
Other Assets Less Liabilities — 0.7%		6,523,624
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (29.3%)		(272,849,735)
VRDP Shares, at Liquidation Value — (38.3%)		(356,400,000)

Net Assets Applicable to Common Shares — 100.0%		$931,483,042

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,230,160,336

Gross unrealized appreciation	$69,165,345
Gross unrealized depreciation	(17,893,314)

Net unrealized appreciation	$51,272,031

Notes to Schedule of Investments

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

10	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

(d) When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Raymond James Financial	$12,351,204	$173,598

(e)	Variable rate security. Rate shown is as of report date.

(f)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1, 2016 to December 1, 2029 is $37,517,841.

(h)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income
FFI Institutional Tax-Exempt Fund	9,261,003	(1,671,324)	7,589,679	$839

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	ERB	Education Revenue Bonds
	Fannie Mae	Federal National Mortgage Association
	GAB	Grant Anticipation Bonds
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	HDA	Housing Development Authority
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	IDA	Industrial Development Authority
	ISD	Independent School District
	LRB	Lease Revenue Bonds
	M/F	Multi-Family
	NPFGC	National Public Finance Guarantee Corp.
	PSF-GTD	Permanent School Fund Guaranteed
	RB	Revenue Bonds
	S/F	Single-Family

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013	11

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Syncora	Syncora Guarantee

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,546,619,474	—	$1,546,619,474
Short-Term Securities	$7,589,679	—	—	7,589,679

Total	$7,589,679	$1,546,619,474	—	$1,554,209,153

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$311,509	—	—	$311,509
Liabilities:
TOB trust certificates	—	$(272,776,786)	—	(272,776,786)
VRDP Shares	—	(356,400,000)	—	(356,400,000)

Total	$311,509	$(629,176,786)	—	$(628,865,277)

There were no transfers between levels during the period ended October 31, 2013.

12	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund III, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield Quality Fund III, Inc.

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Quality Fund III, Inc.

Date: December 23, 2013